Document and Entity Information Document	Oct. 14, 2026
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Oct. 14, 2026
Document Period End Date	Oct. 14, 2026
Amendment Flag	false
Entity Registrant Name	Artificial Intelligence Technology Solutions, Inc.
Entity Address, Address Line One	10800 Galaxie Avenue
Entity Address, City or Town	Ferndale
Entity Address, State or Province	MI
Entity Address, Country	US
Entity Address, Postal Zip Code	48220
Entity Incorporation, State Country Name	NV
City Area Code	877
Local Phone Number	787-6268
Entity File Number	000-55079
Entity Central Index Key	0001498148
Entity Emerging Growth Company	false
Entity Tax Identification Number	27-2343603
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false